UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/07

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements. Separate N-Q Forms will be filed for these series, as appropriate.

Dreyfus Premier New Leaders Fund

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier New Leaders Fund
March 31, 2007 (Unaudited)

Common Stocks--99.7%	Shares	Value ($)

Commercial & Professional Services--4.7%
AmerisourceBergen	392,400	20,699,100
CDW	205,500	12,623,865
Manpower	282,400	20,832,648
SEI Investments	92,600	5,577,298
		59,732,911
Communications--2.2%
Qwest Communications International	3,123,900 a	28,083,861

Consumer Durables--1.4%
KB Home	129,400	5,521,498
Lennar, Cl. A	95,300	4,022,613
Mattel	319,300	8,803,101
		18,347,212
Consumer Non-Durables--4.5%
Coach	211,300 a	10,575,565
Dean Foods	160,600	7,506,444
International Flavors & Fragrances	186,500	8,806,530
Loews - Carolina Group	91,900	6,948,559
McCormick & Co.	350,000	13,482,000
Pepsi Bottling Group	333,000	10,619,370
		57,938,468
Consumer Services--7.7%
Darden Restaurants	392,000	16,146,480
First Marblehead	217,600	9,768,064
NutriSystem	120,300 a	6,304,923
Royal Caribbean Cruises	139,200	5,868,672
Starwood Hotels & Resorts
Worldwide	257,100	16,672,935
Tribune	193,300	6,206,863
Wynn Resorts	273,900	25,982,154
Yum! Brands	185,400	10,708,704
		97,658,795
Electronic Technology--9.6%
AVX	197,000	2,994,400
Comverse Technology	201,800 a	4,308,430
Empresa Brasileira de Aeronautica, ADR	156,400	7,172,504
Intersil, Cl. A	715,300	18,948,297
Jabil Circuit	234,600	5,022,786
Lam Research	464,200 a	21,975,228
Lexmark International, Cl. A	120,300 a	7,032,738
NCR	146,500 a	6,998,305
Network Appliance	318,300 a	11,624,316
Novellus Systems	497,300 a	15,923,546
Rockwell Collins	224,900	15,052,557
Western Digital	316,300 a	5,317,003
		122,370,110
Energy Minerals--4.8%
Chesapeake Energy	800,700	24,725,616
Holly	129,600	7,685,280
Sunoco	67,400	4,747,656
Tesoro	161,200	16,189,316
XTO Energy	150,400	8,243,424
		61,591,292
Finance--19.6%

Ambac Financial Group	50,000	4,319,500
Assurant	325,000	17,429,750
Axis Capital Holdings	307,800	10,422,108
Bear Stearns Cos.	91,300	13,726,955
Camden Property Trust	112,000	7,874,720
CIT Group	410,100	21,702,492
Comerica	295,200	17,452,224
Commerce Bancshares/Kansas City, MO	112,651	5,442,170
Crescent Real Estate EQT	143,500	2,878,610
E*TRADE FINANCIAL	195,200 a	4,142,144
HCC Insurance Holdings	260,600	8,026,480
Hospitality Properties Trust	228,500	10,693,800
Host Hotels & Resorts	821,610	21,616,559
HRPT Properties Trust	281,200	3,458,760
Huntington Bancshares/OH	605,400	13,227,990
iStar Financial	245,000	11,473,350
Marshall & Ilsley	235,000	10,882,850
Northern Trust	146,000	8,780,440
ProLogis	270,300	17,550,579
SL Green Realty	45,400	6,227,972
Sovereign Bancorp	177,260	4,509,494
UnionBanCal	59,000	3,741,780
Vornado Realty Trust	67,400	8,043,516
Weingarten Realty Investors	114,600	5,450,376
Willis Group Holdings	232,300	9,194,434
		248,269,053
Health Care Technology--6.5%
Applera - Applied Biosystems Group	343,700	10,163,209
C.R. Bard	134,900	10,725,899
Forest Laboratories	179,700 a	9,243,768
Millennium Pharmaceuticals	1,127,300 a	12,806,128
Mylan Laboratories	578,800	12,235,832
Sepracor	169,800 a	7,917,774
Thermo Fisher Scientific	419,600 a	19,616,300
		82,708,910
Industrial Services--4.5%
Allied Waste Industries	1,049,400 a	13,211,946
ENSCO International	166,500	9,057,600
Grant Prideco	141,200 a	7,037,408
Jacobs Engineering Group	106,200 a	4,954,230
Kinder Morgan	110,800	11,794,660
Patterson-UTI Energy	521,700	11,706,948
		57,762,792
Non-Energy Minerals--2.9%
Alumina, ADR	566,600	13,337,764
Freeport-McMoRan Copper & Gold, Cl. B	70,700	4,679,633
Nucor	198,400	12,921,792
Steel Dynamics	155,000	6,696,000
		37,635,189
Process Industries--3.4%
Ecolab	291,500	12,534,500
Pactiv	466,000 a	15,722,840
Sigma-Aldrich	370,000	15,362,400
		43,619,740
Producer Manufacturing--5.1%
AMETEK	211,600	7,308,664
Autoliv	133,300	7,612,763
Cummins	89,800	12,995,856
Gardner Denver	80,400 a	2,801,940
Roper Industries	122,400	6,717,312
Terex	250,400 a	17,968,704

Trinity Industries	235,100	9,855,392
		65,260,631
Retail Trade--7.1%
American Eagle Outfitters	988,100	29,633,119
Circuit City Stores	251,000	4,651,030
Dick's Sporting Goods	86,200 a	5,022,012
Dillard's, Cl. A	275,100	9,004,023
Family Dollar Stores	199,200	5,900,304
Kroger	671,200	18,961,400
Nordstrom	181,200	9,592,728
Sherwin-Williams	115,600	7,634,224
		90,398,840
Technology Services--6.0%
Alliance Data Systems	250,300 a	15,423,486
BEA Systems	611,200 a	7,083,808
CheckFree	137,100 a	5,085,039
Cognizant Technology Solutions, Cl. A	116,200 a	10,256,974
Community Health Systems	206,400 a	7,275,600
DaVita	96,400 a	5,140,048
Humana	235,200 a	13,646,304
Paychex	152,400	5,771,388
Quest Diagnostics	145,700	7,266,059
		76,948,706
Transportation--3.1%
AMR	126,000 a	3,836,700
Continental Airlines, Cl. B	281,400 a	10,240,146
Norfolk Southern	235,500	11,916,300
Ryanair Holdings, ADR	302,000 a	13,526,580
		39,519,726
Utilities--6.6%
Allegheny Energy	94,800 a	4,658,472
Alliant Energy	128,400	5,754,888
Edison International	207,300	10,184,649
KeySpan	264,700	10,892,405
NRG Energy	103,100 a	7,427,324
PG & E	633,500	30,579,045
Pinnacle West Capital	154,000	7,430,500
PPL	177,700	7,267,930
		84,195,213
Total Common Stocks
(cost $1,002,232,436)		1,272,041,449

Other Investment--.2%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,515,000)	2,515,000 [b]	2,515,000

Total Investments (cost $1,004,747,436)	99.9%	1,274,556,449
Cash and Receivables (Net)	.1%	1,489,688
Net Assets	100.0%	1,276,046,137

ADR - American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 21, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)